Putnam
Money Market
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

For most of the 12 months ended September 30, 1999, the money market sustained positive momentum. The economy continued to grow, inflation stayed in check, and interest rates trended upward. Elsewhere in the U.S. financial universe, the stock market continued on its upward path while the bond market suffered its second-worst year on record. Even within the stock and money markets, there were pockets of volatility, especially surrounding the Federal Reserve Board's two short-term interest rate increases in June and August. Nonetheless, the money market remained one of the calmest sectors in the financial marketplace, and funds such as Putnam Money Market Fund continued to attract new assets.

Your fund's recent performance reflects the relatively favorable atmosphere that prevailed in the money market sector over this period.

Total return for 12 months ended 9/30/99

      Class A       Class B           Class C       Class M
        NAV      NAV      CDSC     NAV      CDSC      NAV
-----------------------------------------------------------------------
       4.89%   4.37%     -0.63%   4.45%    3.45%     4.73%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 5.


* SLIGHTLY LONGER DURATION CAPTURES INCOME

What a difference a year makes. Just last September the economy appeared so much in danger of stalling that the Fed lowered short-term interest rates three times in just seven weeks. Since then, economic growth has been fairly steady. In fact, over the summer, the Fed became concerned that the economy was overheating and actually raised interest rates twice, in June and again in August. The tightenings helped to slow second-quarter growth to 1.6% -- compared to 4.3% in the first quarter of 1999. Despite widespread expectations of a third increase, the Fed left rates alone at its early October meeting. Nonetheless, current market interest rates reflect an expectation that the Fed will raise rates again in the months ahead. This expectation has driven up yields, and in fact, the Fed stated its bias toward tightening rates should inflation appear stronger.

In this environment of higher interest rates, duration management was an important tool for your fund's manager, Joanne Driscoll. In order to lock in the highest available money market rates, she kept portfolio duration slightly longer than the market average throughout the past six months. Besides allowing the fund to capture additional income, this longer duration also enables the fund to avoid reinvesting assets in January, a time when money market yields traditionally drop due to increased demand for money market assets.

* Y2K FEARS SPUR SUPPLY AND DEMAND

In recent months, expectations of interest-rate increases have not been the only engine fueling rising money market yields. Since August, fears of a funding crunch at the end of 1999 have spurred corporations to issue more short-term securities than usual. Historically, this supply surge occurs later in the year, typically in November and December. This year, however, concerns that Y2K complications may affect financial markets -- along with a Bond Market Association recommendation to curtail security issuance near the end of the year -- have corporations scrambling early to cover their year-end financing needs.

Investors have been quick to take advantage of today's higher money market yields. They have also been motivated at least partly by fears of Y2K complications at year's end and have staged a flight to quality in response. Indeed, assets invested in money market funds like this one have grown dramatically over the past year. With new assets pouring into your fund, Joanne has continued to seek out new investment opportunities. The corporate sector has provided many of these opportunities, since yields there are higher than in the government sector, in which a decreasing supply has dampened yields. With its longer duration, the fund has been well positioned to maximize the income advantage now being offered by corporate year-end funding pressures.

In the coming months, Joanne will continue to take advantage of opportunities for higher yield while keeping a firm grasp on superior credit quality and capital preservation. As we approach the new year, when yields on money market securities should decline gradually, she plans to bring portfolio duration back to a more neutral position. As always, she will remain focused on implementing the conservative strategies that have served shareholders well thus far.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 17, 1999

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/99, there is no guarantee the fund will continue to hold these securities in the future. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.


PERFORMANCE COMPARISONS (9/30/99)
                                                             Current
                                                             return*
-------------------------------------------------------------------------
Passbook savings account                                      1.25%
-------------------------------------------------------------------------
Taxable money market fund (7-day yield)                       4.82
-------------------------------------------------------------------------
3-month certificate of deposit                                3.85
-------------------------------------------------------------------------
Putnam Money Market Fund (7-day yield)
-------------------------------------------------------------------------
          Class A                                             4.89
-------------------------------------------------------------------------
          Class B                                             4.38
-------------------------------------------------------------------------
          Class C                                             4.37
-------------------------------------------------------------------------
          Class M                                             4.73
-------------------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals.

*Sources: BankBoston (passbook savings), Bank Rate Monitor (3-month CDs),
 IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Money Market Fund is designed for investors seeking current income consistent with capital preservation, stable principal, and liquidity.


TOTAL RETURN FOR PERIODS ENDED 9/30/99 (most recent calendar quarter)

                            Class A     Class B           Class C      Class M
(inception dates)          (10/1/76)    (4/27/92)         (2/1/99)    (12/8/94)
                              NAV     NAV      CDSC     NAV     CDSC     NAV
-------------------------------------------------------------------------------
1 year                       4.89%   4.37%    -0.63%   4.45%    3.45%   4.73%
-------------------------------------------------------------------------------
5 years                     28.70   25.52     23.52   25.62    25.62   27.74
Annual average               5.18    4.65      4.32    4.67     4.67    5.02
-------------------------------------------------------------------------------
10 years                    62.43   54.78     54.78   54.89    54.89   60.02
Annual average               4.97    4.46      4.46    4.47     4.47    4.81
-------------------------------------------------------------------------------
Life of fund               404.16  350.04    350.04  350.38   350.38  387.05
Annual average               7.29    6.76      6.76    6.76     6.76    7.13
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current 7-day yield1         4.89%       4.38%             4.37%        4.73%
-------------------------------------------------------------------------------
Current 30-day yield1        4.82        4.31              4.30         4.66
-------------------------------------------------------------------------------

1The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance.


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/99

                               Lipper Money         Consumer
                           Market Fund Average     price index
------------------------------------------------------------------------
1 year                             4.40%               2.75%
------------------------------------------------------------------------
5 years                           27.25               12.38
Annual average                     4.94                2.36
------------------------------------------------------------------------
10 years                          61.05               34.32
Annual average                     4.88                2.99
------------------------------------------------------------------------
Life of fund                     407.69              191.49
Annual average                     7.32                4.76
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the higher operating expenses applicable to such shares. One-, five- (ten-year when available), and life of fund returns for class B shares reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns will fluctuate.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Lipper average. Yield data more closely reflect the current earnings of the fund.


DISTRIBUTION INFORMATION 12 MONTHS ENDED 9/30/99

                             Class A      Class B      Class C       Class M
------------------------------------------------------------------------------
Distributions (number)         12           12            8            12
------------------------------------------------------------------------------
Income                     $0.047821    $0.042867     $0.028384    $0.046323
------------------------------------------------------------------------------
Capital gains                  --           --            --           --
------------------------------------------------------------------------------
Total                      $0.047821    $0.042867     $0.028384    $0.046323
------------------------------------------------------------------------------


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares generally are fund shares purchased with an initial sales charge. In the case of your fund, which has no class A sales charge, the reference is to shares purchased or acquired through the exchange of class A shares from another Putnam fund. Exchange of your fund's class A shares into another fund may involve a sales charge, however.

Class B and class C shares generally are fund shares purchased with no initial sales charge but subject to a contingent deferred sales charge
(CDSC) upon redemption. However, class B and class C shares of your fund can be acquired only through exchange of class B or class C shares from another fund or purchased by certain systematic plan shareholders. A contingent deferred sales charge is a charge applied at the time of redemption of class B and class C shares. The CDSC schedule may vary depending on whether the shares were acquired through exchange or through a systematic investment plan purchase. Consult your prospectus for details.

Class M shares generally have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption. In the case of your fund, which has no class M sales charge, the reference is to shares purchased or acquired through the exchange of class M shares from another Putnam fund. Exchange of your fund's class M shares into another fund may involve a sales charge, however.


Comparative benchmarks

Lipper Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all money market mutual funds tracked by Lipper Analytical Services. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended September 30, 1999

To the Trustees and Shareholders of
Putnam Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Money Market
Fund (the "fund") at September 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 9, 1999



The fund's portfolio
September 30, 1999

COMMERCIAL PAPER (89.6%) (a)                                                                    MATURITY
PRINCIPAL AMOUNT                                                                                DATE                 VALUE
Domestic (62.6%) (a)
--------------------------------------------------------------------------------------------------------------------------
     $   25,000,000  American General Finance Corp. 5.32s                                       11/23/99    $   24,800,500
         40,000,000  American General Finance Corp. 5.30s                                       10/5/99         39,970,556
         41,000,000  Asset Securitization Co-op Corp. 5.93s                                     1/28/00         40,189,567
        189,000,000  Associates Corp. of North America 5.58s                                    10/1/99        188,970,705
         27,000,000  Bankamerica Corp. 4.81s                                                    11/3/99         26,877,345
         39,000,000  Bank Of America FSB 5.31s                                                  11/19/99        38,712,375
         44,000,000  Bank Of New York Co. 5.31s                                                 10/25/99        43,837,750
         34,000,000  Bank One Corp. 5.32s                                                       12/14/99        33,623,167
         40,000,000  Chase Manhattan Corp. 5.32s                                                11/17/99        39,716,267
         30,000,000  Chase Manhattan Corp. 5.32s                                                11/1/99         29,858,133
         30,000,000  Chevron Transport Corp. 5.70s                                              2/24/00         29,301,750
         30,000,000  Chevron Transport Corp. 5.32s                                              11/15/99        29,796,067
         25,000,000  Chevron UK Investment PLC 5.33s                                            11/18/99        24,818,632
         47,156,000  Ciesco L.P. 5.32s                                                          10/20/99        47,016,628
         39,000,000  Citicorp 5.27s                                                             10/1/99         38,994,291
         43,000,000  Corporate Asset Funding Co. Inc. 5.16s                                     10/27/99        42,833,590
         50,000,000  Corporate Receivables Corp. 5.40s                                          11/9/99         49,700,000
         40,000,000  Corporate Receivables Corp. 5.36s                                          12/1/99         39,630,756
         31,000,000  Corporate Receivables Corp. 5.35s                                          10/28/99        30,871,006
         50,000,000  Corporate Receivables Corp. 5.35s                                          10/18/99        49,866,250
         43,000,000  CXC Inc. 5.37s                                                             11/9/99         42,743,433
         43,000,000  CXC Inc. 5.35s                                                             10/26/99        42,833,853
         50,000,000  DaimlerChrysler NA Holding Corp. 5.33s                                     10/25/99        49,814,931
         31,056,000  Delaware Funding Corp. 5.38s                                               11/12/99        30,856,431
         40,000,000  Delaware Funding Corp. 5.32s                                               10/6/99         39,964,533
         42,000,000  Delaware Funding Corp. 5.17s                                               10/21/99        41,873,335
         43,000,000  Eureka Securitization Inc. 5.712s                                          2/22/00         43,000,000
         35,000,000  Eureka Securitization Inc. 5.38s                                           12/14/99        34,607,708
         40,000,000  Eureka Securitization Inc. 5.38s                                           12/6/99         39,599,489
         40,000,000  Eureka Securitization Inc. 5.35s                                           11/2/99         39,803,833
         30,000,000  Eureka Securitization Inc. 5.34s                                           10/28/99        29,875,400
         74,000,000  Falcon Asset Securitization Corp. 5.39s                                    11/10/99        73,545,743
         37,342,000  Falcon Asset Securitization Corp. 5.36s                                    10/27/99        37,191,885
         36,000,000  Falcon Asset Securitization Corp. 5.32s                                    10/15/99        35,920,200
         44,852,000  Falcon Asset Securitization Corp. 5.22s                                    11/8/99         44,598,362
         25,000,000  Fleet Financial Group 5.77s                                                3/8/00          24,358,889
         34,000,000  Fleet Financial Group 5.75s                                                2/25/00         33,196,278
         32,500,000  Florens Containers, Inc. (Bank of America
                       (LOC)) 5.30s                                                             11/3/99         32,337,319
         19,000,000  Formosa Plastics Corp. (Bank of America
                       (LOC)) 5.24s                                                             12/10/99        18,803,646
         35,000,000  Formosa Plastics Corp. (Bank of America
                       (LOC)) 5.19s                                                             10/14/99        34,929,358
         50,000,000  General Electric Capital Corp. 5.33s                                       11/26/99        49,578,042
         49,000,000  General Electric Capital Corp. 5.33s                                       10/13/99        48,905,689
         50,000,000  General Electric Capital Corp. 5.30s                                       10/4/99         49,970,556
         23,000,000  General Electric Capital Corp. 5.02s                                       10/7/99         22,977,549
         34,000,000  Goldman Sachs 4.82s                                                        10/15/99        33,931,717
        135,000,000  Household Finance Corp. 5.60s                                              10/1/99        134,979,000
         35,000,000  International Business Machines Corp. 6.25s                                1/19/00         34,787,326
         40,000,000  International Business Machines Corp. 5.30s                                10/8/99         39,952,889
         42,000,000  Lehman Brothers Hldg. 5.40s                                                11/15/99        41,710,200
         30,000,000  Merrill Lynch & Co., Inc. 5.29s                                            10/5/99         29,977,958
         50,000,000  Metlife Funding 5.30s                                                      11/5/99         49,735,000
         40,000,000  Metlife Funding 5.30s                                                      10/26/99        39,846,889
         35,000,000  Metlife Funding 5.29s                                                      10/19/99        34,902,282
         54,000,000  Metlife Funding 5.29s                                                      10/7/99         53,944,455
         34,500,000  Morgan Stanley Dean Witter & Co. 5.43s                                     2/4/00          33,839,124
         43,000,000  PNC Bank NA 5.41s                                                          11/29/99        42,612,283
         42,000,000  PNC Bank NA 5.41s                                                          11/22/99        41,665,482
         40,000,000  Preferred Receivables Funding Corp. 5.87s                                  1/31/00         39,197,767
         40,000,000  Preferred Receivables Funding Corp. 5.42s                                  11/2/99         39,801,267
         25,750,000  Preferred Receivables Funding Corp. 4.82s                                  10/29/99        25,650,018
         30,170,000  Sheffield Receivables Corp. 5.39s                                          11/15/99        29,962,212
         63,050,000  Sheffield Receivables Corp. 5.37s                                          10/14/99        62,918,331
         46,000,000  Sigma Finance, Inc. 5.40s                                                  11/24/99        45,620,500
         40,000,000  Sigma Finance, Inc. 5.39s                                                  11/16/99        39,718,522
         45,500,000  Sigma Finance, Inc. 5.21s                                                  10/15/99        45,401,227
         25,000,000  Sigma Finance, Inc. 4.86s                                                  10/8/99         24,973,000
         35,000,000  Sigma Finance, Inc. 4.86s                                                  10/7/99         34,966,925
         45,600,000  Wal-Mart Stores, Inc. 5.29s                                                11/30/99        45,191,259
         40,000,000  Wal-Mart Stores, Inc. 5.28s                                                10/12/99        39,929,600
         36,200,000  Windmill Funding Corp. 5.86s                                               1/14/00         35,575,389
         25,000,000  Windmill Funding Corp. 5.83s                                               1/18/00         24,554,653
         36,000,000  Windmill Funding Corp. 5.39s                                               11/22/99        35,714,330
         25,000,000  Windmill Funding Corp. 5.38s                                               12/16/99        24,712,319
         25,000,000  Windmill Funding Corp. 5.38s                                               11/4/99         24,869,236
                                                                                                            --------------
                                                                                                             3,061,312,957

Foreign (27.0%) (a)
--------------------------------------------------------------------------------------------------------------------------
         29,000,000  Abbey National North America Corp.
                       4.74s (United Kingdom)                                                   10/29/99        28,889,268
         90,000,000  Aegon Funding Corp. 5.76s (Netherlands)                                    3/29/00         87,395,611
         25,000,000  Banco Bradesco S.A. (Barclays (LOC))
                       5.485s (United Kingdom)                                                  6/16/00         24,009,653
         27,000,000  Banco Bradesco S.A. (Barclays (LOC))
                       5.20s (United Kingdom)                                                   12/20/99        26,684,100
         45,000,000  Banco De Galicia Y Buenos Aires S.A.
                       (Bayerische Vereninsbank (LOC))
                       5.40s (Germany)                                                          11/23/99        44,635,500
         20,000,000  Banco Mercantil Del Norte S.A.
                       (Bayerische Vereninsbank (LOC))
                       5.24s (Germany)                                                          11/29/99        19,825,333
         43,000,000  CBA Delaware Finance 5.37s (Australia)                                     12/3/99         42,589,493
         35,000,000  CBA Delaware Finance 5.35s (Australia)                                     12/17/99        34,594,292
         42,000,000  CBA Delaware Finance 5.35s (Australia)                                     12/2/99         41,606,775
         53,000,000  Credit Suisse First Boston 5.80s (Switzerland)                             2/10/00         51,864,328
         30,000,000  Credit Suisse First Boston 5.70s (Switzerland)                             2/9/00          29,373,000
         34,000,000  Credit Suisse First Boston International Guernsey
                       5.82s (Switzerland)                                                      2/14/00         33,246,957
         32,000,000  Credit Suisse First Boston International Guernsey
                       5.80s (Switzerland)                                                      3/2/00          31,206,044
         39,400,000  Credit Suisse First Boston International Guernsey
                       5.79s (Switzerland)                                                      3/6/00          38,398,780
         27,500,000  Demir Funding Corp. (Bayerische Vereinsbank
                       (LOC)) 5.19s (Germany)                                                   10/12/99        27,452,425
         36,880,000  Den Danske Corp. Inc. 5.18s (Denmark)                                      10/22/99        36,763,254
         42,000,000  Den Danske Corp. Inc. 4.83s (Denmark)                                      11/30/99        41,656,265
         41,000,000  Deutsche Bank Financial Inc. 5.17s (Germany)                               12/15/99        40,552,508
         30,000,000  ED & F Man Finance Inc. (Rabobank New York
                       (LOC)) 5.40s (Netherlands)                                               12/7/99         29,694,000
         30,000,000  ED & F Man Finance Inc. (Rabobank New York
                       (LOC)) 5.38s (Netherlands)                                               12/10/99        29,681,683
         44,400,000  ED & F Man Finance Inc. (Rabobank New York
                       (LOC)) 5.34s (Netherlands)                                               10/13/99        44,314,382
         25,000,000  Formosa Plastics Corp. (ABN AMRO Bank N.V.
                       (LOC)) 5.87s (Netherlands)                                               2/18/00         24,425,229
         26,000,000  Formosa Plastics Corp. (ABN AMRO Bank N.V.
                       (LOC)) 5.18s (Netherlands)                                               10/19/99        25,928,919
         45,500,000  Formosa Plastics Corp. (ABN AMRO Bank N.V.
                       (LOC)) 5.15s (Netherlands)                                               10/13/99        45,415,383
         18,000,000  Nacional Financiera, S.N.C. (Barclays (LOC)) 4.87s
                       (United Kingdom)                                                         11/12/99        17,895,295
         24,850,000  Northern Rock PLC 5.36s (United Kingdom)                                   11/3/99         24,724,204
         25,000,000  Northern Rock PLC 5.34s (United Kingdom)                                   11/9/99         24,851,667
         45,000,000  PEMEX Capital, Inc.(Societe General (LOC))
                       5.25s (France)                                                           10/29/99        44,809,688
         30,000,000  Toronto Dominion Holdings 4.77s (Canada)                                   11/5/99         29,856,900
         20,000,000  Transportation de Gas del Sur S.A. (Dresdner
                       Bank AG (LOC)) 5.21s (Germany)                                           10/22/99        19,936,322
         20,000,000  Transportation de Gas del Sur S.A. (Dresdner
                       Bank AG (LOC)) 5.19s (Germany)                                           10/20/99        19,942,333
         20,000,000  Transportation de Gas del Sur S.A. (Dresdner
                       Bank AG (LOC)) 5.18s (Germany)                                           10/18/99        19,948,200
         30,425,000  United Bank of Switzerland 5.60s (Switzerland)                             10/1/99         30,420,267
         30,000,000  United Bank of Switzerland 5.52s (Switzerland)                             6/2/00          29,992,236
         25,000,000  United Bank of Switzerland 4.79s (Switzerland)                             10/12/99        24,960,083
         21,000,000  Unibanco-Grand Cayman (WestDeutscke
                       Landesbank (LOC)) 5.40s (Germany)                                        7/13/00         20,095,950
         43,000,000  Union Bank Of Switzerland 4.84s (Switzerland)                              12/13/99        42,572,198
         50,000,000  United Mexican States (Barclays (LOC))
                       5.35s (Mexico)                                                           10/22/99        49,836,528
         38,300,000  Westpac Capital Corp. 5.33s (Australia)                                    11/16/99        38,033,485
                                                                                                            --------------
                                                                                                             1,318,078,538
                                                                                                            --------------
                     Total Commercial Paper (cost $4,379,391,495)                                           $4,379,391,495

CERTIFICATES OF DEPOSIT (10.5%) (a)                                                             MATURITY
PRINCIPAL AMOUNT                                                                                DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
        $34,000,000  ABN AMRO Bank N.V. 5.70s (Netherlands)                                     7/10/00     $   33,987,202
         34,000,000  Bank Of Nova Scotia 5.57s (Canada)                                         6/12/00         33,993,047
         35,000,000  Bayerische Hypo-und Verinsbank AG
                       5.15s (Germany)                                                          4/20/00         34,990,627
         53,000,000  Bayerische Landesbank Girozentrale
                       5.12s (Germany)                                                          3/21/00         52,944,950
         35,000,000  Canadian Imperial Bank Of Commerce
                       5.12s (Canada)                                                           2/23/00         34,993,256
         34,000,000  Chase Manhattan Corp. 5.61s                                                2/15/00         34,000,000
         30,000,000  Chase Manhattan Corp. 4.93s                                                10/6/99         30,000,000
         35,000,000  Commerzbank AG 5.65s (Germany)                                             6/26/00         34,989,917
         35,000,000  Commerzbank AG 5.27s (Germany)                                             5/18/00         34,989,346
         34,000,000  Commerzbank AG 5.22s (Germany)                                             5/12/00         33,989,915
         30,000,000  Commerzbank AG 5.09s (Germany)                                             2/16/00         29,996,696
         25,000,000  Deutsche Bank. 5.41s (Germany)                                             5/22/00         24,992,125
         30,000,000  Deutsche Bank 5.10s (Germany)                                              2/8/00          29,995,848
         35,000,000  Deutsche Bank 5.10s (Germany)                                              1/13/00         34,997,088
         34,000,000  National Westminster Bank PLC Euro
                       5.42s (United Kingdom)                                                   12/21/99        34,000,202
                                                                                                            --------------
                     Total Certificates of Deposit (cost $512,860,219)                                      $  512,860,219

CORPORATE BONDS AND NOTES (2.8%) (a)                                                            MATURITY
PRINCIPAL AMOUNT                                                                                DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
        $39,000,000  Abbey National Treasury Service FRN
                       5.38s (United Kingdom)                                                   5/1/00      $   38,974,650
         34,000,000  Goldman Sachs Group, Inc. notes 6.00s                                      8/7/00          34,000,000
         35,000,000  National Rural Utilities notes 5.59s                                       6/26/00         35,000,000
         30,000,000  Wells Fargo & Co. notes 5.35s                                              3/31/00         29,988,477
                                                                                                            --------------
                     Total Corporate Bonds and Notes
                       (cost $137,963,127)                                                                  $  137,963,127

U.S. GOVERNMENT & AGENCY OBLIGATIONS (0.6%) (a)
(cost $31,195,104)                                                                              MATURITY
PRINCIPAL AMOUNT                                                                                DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
        $31,471,000  Federal Home Loan Banks 5.26s                                              11/29/99    $   31,195,104
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $5,061,409,945) (b)                                            $5,061,409,945
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $4,886,152,923.

  (b) The aggregate identified cost on a tax basis is the same.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at September 30, 1999, which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at September 30, 1999: (as percentage of Market Value)

               Australia            2.4%
               Canada               2.0
               Denmark              1.5
               France               1.0
               Germany             10.3
               Mexico               1.0
               Netherlands          6.3
               Switzerland          6.2
               United Kingdom       4.4
               United States       64.9
                                  -----
               Total              100.0%

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
September 30, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                            $5,061,409,945
-----------------------------------------------------------------------------------------------
Cash                                                                                      5,035
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                       15,892,605
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               31,496,312
-----------------------------------------------------------------------------------------------
Total assets                                                                      5,108,803,897

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   729,522
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     34,787,326
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          182,172,389
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          3,646,384
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              283,058
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            36,233
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7,938
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  465,973
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  522,151
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   222,650,974
-----------------------------------------------------------------------------------------------
Net assets                                                                       $4,886,152,923

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Note 4)                                                         $4,886,152,923
-----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class
A share ($3,691,475,399 divided by 3,691,475,399 shares) *                                $1.00
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,041,452,406 divided by 1,041,452,406 shares)**                                        $1.00
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($17,090,859 divided by 17,090,859 shares)**                                              $1.00
-----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class M share
($136,134,259 divided by 136,134,259 shares)*                                             $1.00
-----------------------------------------------------------------------------------------------

  * Offered at net asset value.

 ** Class B and class C shares are available only by exchange of class B and class C shares from other Putnam funds and to certain systematic investment plan investors. For investors who acquired class B and class C shares through an exchange, the applicable contingent deferred sales charge will depend upon the fund which you exchanged.

    The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended September 30, 1999
Interest income                                                                    $213,889,955
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     12,884,015
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        5,286,055
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        55,500
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         31,766
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 4,057,955
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    18,723
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   158,302
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 124,190
-----------------------------------------------------------------------------------------------
Registration fees                                                                       812,898
-----------------------------------------------------------------------------------------------
Auditing                                                                                 42,402
-----------------------------------------------------------------------------------------------
Legal                                                                                    25,116
-----------------------------------------------------------------------------------------------
Postage                                                                                 442,678
-----------------------------------------------------------------------------------------------
Other                                                                                    60,854
-----------------------------------------------------------------------------------------------
Total expenses                                                                       24,000,454
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (829,504)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         23,170,950
-----------------------------------------------------------------------------------------------
Net investment income                                                               190,719,005
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $190,719,005
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $  190,719,005  $  139,881,316
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                190,719,005     139,881,316
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                        (151,295,146)   (113,849,258)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (34,510,760)    (22,607,932)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (151,030)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (4,762,069)     (3,424,126)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                 1,432,680,477     849,862,355
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      1,432,680,477     849,862,355

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 3,453,472,446   2,603,610,091
---------------------------------------------------------------------------------------------------------------
End of year                                                                      $4,886,152,923  $3,453,472,446
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                        Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $1.00            $1.00            $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                               .0478            .0517            .0505            .0507            .0521
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                               .0478            .0517            .0505            .0507            .0521
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.0478)          (.0517)          (.0505)          (.0507)          (.0521)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $1.00            $1.00            $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                            4.89             5.29             5.17             5.19             5.33
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $3,691,475       $2,598,891       $2,134,223       $1,659,288       $1,189,640
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .48              .58              .57              .57              .62
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            4.73             5.20             5.06             5.00             5.23
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                        Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $1.00            $1.00            $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                               .0429            .0468            .0455            .0457            .0469
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                               .0429            .0468            .0455            .0457            .0469
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.0429)          (.0468)          (.0455)          (.0457)          (.0469)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $1.00            $1.00            $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                            4.37             4.78             4.65             4.67             4.80
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,041,452         $759,748         $410,885         $438,316         $256,533
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .98             1.08             1.07             1.07             1.12
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            4.24             4.69             4.57             4.51             4.75
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                         February 1, 1999+
operating performance                                                                                              to September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $1.00
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                   .0284
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                   .0284
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                    (.0284)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $1.00
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                                                                                                2.87*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $17,091
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .65*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                2.83*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           Dec. 8, 1994+
operating performance                                                Year ended September 30                         to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $1.00            $1.00            $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                               .0463            .0502            .0490            .0490            .0434
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                               .0463            .0502            .0490            .0490            .0434
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.0463)          (.0502)          (.0490)          (.0490)          (.0434)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $1.00            $1.00            $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                            4.73             5.14             5.01             5.02             4.43*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $136,134          $94,833          $58,502          $29,075           $8,440
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .63              .73              .72              .72              .67*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            4.58             5.04             4.92             4.82             4.29*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements. (Note 2)



Notes to financial statements
September 30, 1999

Note 1
Significant accounting policies

Putnam Money Market Fund (the "fund"), is registered under the Investment Company Act of 1940, as amended as a diversified, open-end management investment company. The fund seeks current income consistent with preservation of capital and maintenance of liquidity. The fund achieves its objective by investing in a portfolio of high-grade short-term obligations. The fund may invest up to 100% of its assets in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit industries.

The fund offers class A, class B, class C, and class M shares. The fund began offering class C shares on February 1, 1999. Each class of shares is sold without a front-end sales charge. Class B and class C shares are offered only in exchange for class B and class C shares of other Putnam funds, or purchased by certain systemic investments plans. Class B shares, which convert to class A shares after approximately eight years, pay an ongoing distribution fee, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase (including any holding period of the shares in other Putnam funds). Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Shareholders who acquired class B and class C shares through an exchange are subject to the same contingent deferred sales charge schedule as the fund from which they were exchanged. Class M shares pay an ongoing distribution fee lower than class B and class C shares but are not subject to a contingent deferred sales charge.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Security transactions Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

D) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

E) Interest income and distributions to shareholders Interest is recorded on the accrual basis. Income dividends are recorded daily by the fund and are distributed monthly to the shareholders. Distributions of realized gains, if any, are paid at least annually.

F) Amortization of bond premium and accretion of bond discount Premiums and discounts from purchases of short-term investments are amortized/accreted using the straight-line method.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services, is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.50% of the first $100 million of average net assets, 0.40% of the next $100 million, 0.35% of the next $300 million, 0.325% of the next $500 million, and 0.30% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1999, fund expenses were reduced by $829,504 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,933 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plans") with respect to its class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.75%, 0.75% and 1.00% of the fund's average net assets attributable to class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.50%, 0.50% and 0.15% of the average net assets attributable to class B, class C and class M shares, respectively.

For the year ended September 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $5,738,943 and $4,937 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September 30, 1999, Putnam Mutual Funds, Corp., acting as the underwriter received no monies in contingent deferred sales charges from redemptions of class A shares acquired through an exchange from another fund.

Note 3
Purchases and sales of securities

During the year ended September 30, 1999, purchases and sales (including maturities) of investment securities (all short-term obligations) aggregated $76,248,853,478 and $110,713,122, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At September 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                      Year ended September 30
-----------------------------------------------------------------------------
                                                      1999               1998
-----------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------
Shares sold                                 10,270,592,982      6,667,169,273
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  145,761,022        108,688,157
-----------------------------------------------------------------------------
                                            10,416,354,004      6,775,857,430

Shares
repurchased                                 (9,323,769,763)    (6,311,189,399)
-----------------------------------------------------------------------------
Net increase                                 1,092,584,241        464,668,031
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
                                                      1999               1998
-----------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------
Shares sold                                  2,660,145,189      2,232,701,520
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   32,075,627         20,739,502
-----------------------------------------------------------------------------
                                             2,692,220,816      2,253,441,022

Shares
repurchased                                 (2,410,516,905)    (1,904,577,891)
-----------------------------------------------------------------------------
Net increase                                   281,703,911        348,863,131
-----------------------------------------------------------------------------

                                              For the period February 1, 1999
                                                 (commencement of operations)
                                                        to September 30, 1999
-----------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------
Shares sold                                                        29,815,064
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                                         151,030
-----------------------------------------------------------------------------
                                                                   29,966,094

Shares
repurchased                                                       (12,875,235)
-----------------------------------------------------------------------------
Net increase                                                       17,090,859
-----------------------------------------------------------------------------

                                                      Year ended September 30
-----------------------------------------------------------------------------
                                                      1999               1998
-----------------------------------------------------------------------------
Class M
-----------------------------------------------------------------------------
Shares sold                                    829,077,838        361,506,694
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,690,359          3,282,134
-----------------------------------------------------------------------------
                                               833,768,197        364,788,828

Shares
repurchased                                   (792,466,731)      (328,457,635)
-----------------------------------------------------------------------------
Net increase                                    41,301,466         36,331,193
-----------------------------------------------------------------------------


Federal tax information
(Unaudited)

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

 ** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Joanne Driscoll
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com


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